Interim consolidated statement of cash flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Receipts from customers	$ 442,884	$ 372,005
Receipts from collaboration agreements	40,000	0
Payments to suppliers and employees	(439,037)	(348,629)
Payments for contingent consideration	(1,250)	0
Income taxes paid	(14,806)	(3,357)
Interest received	2,222	3,617
Interest paid	(6,977)	(5,887)
Net cash from operating activities	23,036	17,749
Cash flows from investing activities
Payments for investments in financial assets	(1,000)	(826)
Payments for acquisition of subsidiaries, net of cash acquired	0	(224,659)
Purchases of intangible assets	(332)	(17,109)
Purchases of other non-current assets	(4,509)	(4,577)
Purchases of property, plant and equipment	(14,456)	(6,668)
Payments for contingent consideration	(8,808)	(5,015)
Payments for deferred consideration	(4,612)	0
Net cash used in investing activities	(33,717)	(258,854)
Cash flows from financing activities
Proceeds from borrowings	587,453	0
Repayment of borrowings	(466,453)	(451)
Principal element of lease payments	(3,939)	(3,148)
Proceeds from issue of shares and other equity	1,366	676
Net cash provided by/(used in) financing activities	118,427	(2,923)
Net increase/(decrease) in cash held	107,746	(244,028)
Net foreign exchange differences	2,298	11,185
Cash and cash equivalents at the beginning of the half-year	141,866	439,999
Cash and cash equivalents at the end of the half-year	$ 251,910	$ 207,156